REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Reportable Segments Property Plant and Equipment [Table Text Block]

As at	December 31, 2012	December 31, 2011

Oman – mineral properties	$18,248,198	$18,248,198
Oman – capital assets	103,350	160,344
Turkey – capital assets	64,290	-
United States – capital assets	89,499	97,624
Total	$18,505,337	$18,506,166